Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
Schedule of Movement of Contract Liabilities

The movement of contract liabilities was as follows:

	For the years ended June 30,
	2025	2024
	US$	US$
Balance at the beginning of the year	192,103	—
Recognized as revenues from previous year’s contract liabilities	(192,103)	—
Advance received during current year	833,219	191,840
Recognized as revenues from current year’s contract liabilities	(833,688)	—
Exchange realignment	469	263
Balance at the end of year	—	192,103